Financial Instruments - Summary of Derivative Financial Instruments into Relevant Maturity Groupings (Details) - Exchange Forward And Option Contracts - Derivative financial instruments - USD ($)
$ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 2,329	$ 2,232
Not later than one month [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	752	640
Later than one month and not later than three months [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	1,153	1,001
Later than three months and not later than one year [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 424	$ 591